Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure of contingent liabilities [abstract]
Schedule of aggregate expected commitments

The aggregated expected commitments are as follows:

	September 30, 2025	September 30, 2024
Purchase commitments	43,526	25,778
Future lease payments*	6,090	13,598
Total	49,616	39,376

*Relates to leases not yet commenced to which the Company is committed via signed contracts.